Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
NOTE 23. Segment Information

Segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision-maker, or a decision-making group, in deciding the allocation of resources and in assessing performance. The Company’s chief operating decision making group, comprised of the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), evaluates the performance of the Company’s segments primarily based on net sales, before elimination of inter-company shipments, gross margin and operating assets. Gross margin is defined as total sales less costs to manufacture and product development and engineering expenses. Operating assets include inventories and property and equipment utilized in the manufacture of the segments’ products.

In April 2011, the Company announced a new operating structure for use by the CODM Group in managing the business based on specific global product lines rather than reporting at a broader global product group level as was historically utilized by the CODM Group. Under the historical global product group reporting, the results of each of the Company’s facilities were grouped for reporting purposes into segments based on the predominant product line offering of the respective facility, as separate product line results within each facility were not historically available. During the second quarter of 2011 the Company completed the process of realigning systems and reporting structures to facilitate financial reporting under the revised organizational structure such that the results for each product line within each facility can be separately identified. The information reviewed by the CODM Group has been updated to reflect the new structure. The financial results included below have been recast for all periods to reflect the updated structure.

The Company’s new operating structure is organized by global product lines, including: Climate, Electronics and Interiors. These global product lines have financial and operating responsibility over the design, development and manufacture of the Company’s product portfolio. Global customer groups are responsible for the business development of the Company’s product portfolio and overall customer relationships. Certain functions such as procurement, information technology and other administrative activities are managed on a global basis with regional deployment.

The Company’s reportable segments are as follows:

•
Climate — The Company’s Climate product line includes climate air handling modules, powertrain cooling modules, heat exchangers, compressors, fluid transport and engine induction systems. Climate accounted for approximately 52%, 52%, 51%, and 46% of the Company’s total product sales, excluding intra-product line eliminations, for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, the nine–month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively.

•
Electronics — The Company’s Electronics product line includes audio systems, infotainment systems, driver information systems, powertrain and feature control modules, climate controls, and electronic control modules. Electronics accounted for approximately 18%, 18%, 18%, and 19% of the Company’s total product sales, excluding intra-product line eliminations, for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, the nine–month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively.

•
Interiors — The Company’s Interiors product line includes instrument panels, cockpit modules, door trim and floor consoles. Interiors accounted for approximately 30%, 30%, 31%, and 35% of the Company’s total product sales, excluding intra-product line eliminations, for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, the nine-month Predecessor period ended October 1, 2010 and the years ended December 31, 2009, respectively.

•
Services — The Company’s Services operations provide various transition services in support of divestiture transactions, principally related to the ACH Transactions. The Company supplied leased personnel and transition services as required by certain agreements entered into by the Company with ACH as a part of the ACH Transactions and as amended in 2008. As of August 31, 2010, the Company ceased providing substantially all transition and other services or leasing employees to ACH. Services to ACH were provided at a rate approximately equal to the Company’s cost.

The accounting policies for the reportable segments are the same as those described in the Note 2 "Significant Accounting Policies” to the Company’s consolidated financial statements. Key financial measures reviewed by the Company’s chief operating decision makers are as follows (dollars in millions):

	Net Sales				Gross Margin
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
Climate	$4,053	$954	$2,660	$2,835	$351	$118	$322	$374
Electronics	1,367	326	935	1,208	128	89	136	125
Interiors	2,285	554	1,641	2,137	139	37	89	115
Eliminations	(173)	(57)	(134)	(117)	—	—	—	—
Total Products	7,532	1,777	5,102	6,063	618	244	547	614
Services	—	1	142	265	—	—	2	4
Total consolidated	$7,532	$1,778	$5,244	$6,328	$618	$244	$549	$618

The above amounts include product sales of $2.0 billion during the year ended December 31, 2011, $398 million during the three–month Successor period ended December 31, 2010, $1.4 billion during the nine-month Predecessor period ended October 1, 2010 and $1.7 billion during 2009 to Ford Motor Company and $2.5 billion during the year ended December 31, 2011, $591 million during the three–month Successor period ended December 31, 2010, $1.5 billion during the nine–month Predecessor period ended October 1, 2010 and $1.7 billion during 2009 to Hyundai Kia Automotive Group.
Segment Operating Assets

	Inventories, net		Property and Equipment, net
	2011	2010	2011	2010
	(Dollars in Millions)
Climate	$236	$214	$934	$968
Electronics	66	73	144	159
Interiors	47	50	171	212
Other	32	27	42	109
Total Products	381	364	1,291	1,448
Corporate	—	—	121	128
Total consolidated	$381	$364	$1,412	$1,576

Other includes inventories, net and property and equipment, net associated with the Company's discontinued operations.

Segment Expenditures

	Depreciation and Amortization				Capital Expenditures
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
	(Dollars in Millions)
Climate	$187	$46	$102	$137	$168	$56	$60	$74
Electronics	40	8	20	44	26	11	12	19
Interiors	37	8	27	49	38	14	20	34
Other	—	—	—	—	18	7	17	16
Total Products	264	62	149	230	250	88	109	143
Corporate	31	7	36	77	8	4	8	8
Total consolidated	$295	$69	$185	$307	$258	$92	$117	$151

Other includes capital expenditures associated with the Company's discontinued operations.

Certain adjustments are necessary to reconcile segment financial information to the Company’s consolidated amounts. Corporate reconciling items are related to the Company’s technical centers, corporate headquarters and other administrative and support functions.
Financial Information by Geographic Region

	Net Sales				Property and Equipment, net
	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009	2011	2010
		(Dollars in Millions)
Geographic region:
United States	$1,104	$237	$1,005	$1,549	$199	$240
Mexico	15	4	22	16	26	27
Canada	105	21	61	46	29	31
Intra-region eliminations	(6)	(4)	(26)	(21)	—	—
North America	1,218	258	1,062	1,590	254	298
Germany	199	40	129	158	20	26
France	713	177	512	609	96	101
United Kingdom	—	—	—	34	3	4
Portugal	468	91	304	441	78	80
Spain	421	115	311	287	42	45
Czech Republic	246	61	195	234	67	121
Hungary	321	82	258	315	63	65
Other Europe	517	125	292	293	70	63
Intra-region eliminations	(114)	(29)	(80)	(93)	—	—
Europe	2,771	662	1,921	2,278	439	505
Korea	2,488	583	1,520	1,589	428	476
China	555	125	325	380	116	90
India	341	82	216	213	80	96
Japan	221	62	152	138	13	14
Other Asia	244	71	177	142	27	33
Intra-region eliminations	(304)	(66)	(166)	(158)	—	—
Asia	3,545	857	2,224	2,304	664	709
South America	511	123	386	427	55	64
Inter-region eliminations	(513)	(122)	(349)	(271)	—	—
	$7,532	$1,778	$5,244	$6,328	$1,412	$1,576